Summary of Accounting Policies - EBI loan (Details) - EIB Loan Agreement	Feb. 17, 2022 kr / shares shares
Summary of Significant Accounting Policies
Issuable cash settled warrants	1,003,032
Exercise price per warrant | kr / shares	kr 1
Number Of Warrants Issued During Period	351,036